Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Debt
Note 12 – Debt
On May 1, 2024, we issued $10,000 of fixed-rate senior notes consisting of $1,000 due May 1, 2027 that bear an annual interest rate of 6.259%, $1,500 due May 1, 2029 that bear an annual interest rate of 6.298%, $1,000 due May 1, 2031 that bear an annual interest rate of 6.388%, $2,500 due May 1, 2034 that bear an annual interest rate of 6.528%, $2,500 due May 1, 2054 that bear an annual interest rate of 6.858%, and $1,500 due May 1, 2064 that bear an annual interest rate of 7.008%. The notes are unsecured senior obligations and rank equally in right of payment with our existing and future unsecured and unsubordinated indebtedness.
On May 15, 2024, we entered into a $4,000 five-year revolving credit agreement expiring in May 2029. Effective May 15, 2024, we terminated the $800
364-day
revolving credit agreement expiring in August 2024, and the $3,200 five-year revolving credit agreement, as amended, expiring in October 2024. Our $3,000 three-year revolving credit agreement expiring in August 2025 and $3,000 five-year revolving credit agreement expiring in August 2028 each remain in effect. As of June 30, 2024, we had $10,000 available under credit line agreements. We continue to be in full compliance with all covenants contained in our debt and credit facility agreements.

Note 15 – Debt
In the third quarter of 2023, we entered into a $3,000 five-year revolving credit agreement expiring in August 2028 and a $800
364-day
revolving credit agreement expiring in August 2024. The
364-day
credit facility has a
one-year
term out option which allows us to extend the maturity of any borrowings until August 2025. The legacy three-year revolving credit agreement expiring in August 2025, which consists of $3,000 of total commitments, and the legacy five-year revolving credit agreement expiring in October 2024, as amended, which consists of $3,200 of total commitments, each remain in effect. As of December 31, 2023, we had $10,000 currently available under credit line agreements. We continue to be in full compliance with all covenants contained in our debt or credit facility agreements.
Interest incurred, including amounts capitalized, was $2,560, $2,650 and $2,790 for the years ended December 31, 2023, 2022 and 2021, respectively. Total Company interest payments, net of amounts capitalized, were $2,408, $2,572 and $2,583 for the years ended December 31, 2023, 2022 and 2021, respectively.
Short-term debt and current portion of long-term debt at December 31 consisted of the following:

	2023	2022
Unsecured debt	$5,072	$5,103
Finance lease obligation s	77	65
Other notes	55	22

Total	$5,204	$5,190

Debt at December 31 consisted of the following:

	2023	2022
Unsecured debt
1.17% – 2.50% due through 2026	$10,135	11,846
2.60% – 3.20% due through 2030	6,071	6,412
3.25% – 3.90% due through 2059	9,584	9,576
3.95% – 5.15% due through 2059	11,024	14,035
5.71% – 6.63% due through 2060	13,015	13,011
6.88% – 8.75% due through 2043	1,855	1,854
Other debt and notes
Finance lease obligations due through 2044	253	206
Other notes	370	61

Total debt	$52,307	$57,001

Scheduled principal payments for debt and minimum finance lease obligations for the next five years are as follows:

	2024	2025	2026	2027	2028
Debt and other notes	$5,128	$4,581	$7,983	$3,300	$1,800
Minimum finance lease obligations	$84	$76	$55	$24	$3